Subordinated Liabilities - Dated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 17,037	£ 19,635
Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 384	59
Min [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2019
Max [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2023
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m), Due 2025 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,130	1,119
Initial call date	2020
Maturity Date	2025
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,367	1,325
Initial call date	2023
Maturity Date	2028
4.375% Fixed Rate Subordinated Notes (USD 1,250m) , Due 2024 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 982	947
Maturity Date	2024
3.75% Resetting Subordinated Callable Note, Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 116	111
Initial call date	2025
Maturity Date	2030
5.20% Fixed Rate Subordinated Notes (USD 1,367m), Due 2026 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,509	1,439
Maturity Date	2026
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m), Due 2028 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,523	1,471
Initial call date	2027
Maturity Date	2028
Floating Rate Subordinated Notes (EUR 40m), Due 2018 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	36
Maturity Date	2018
6% Fixed Rate Subordinated Notes (EUR 1,750m), Due 2018 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	1,643
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 100m), Due 2018 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	93
Maturity Date	2018
CMS-Linked Subordinated Notes (EUR 135m), Due 2018 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	124
Maturity Date	2018
Fixed/Floating Rate Subordinated Callable Notes, Due 2023 | Fixed/Floating Interest Rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	533
Initial call date	2018
Maturity Date	2023
7.75% Contingent Capital Notes (USD 1,000m), Due 2023 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0	747
Initial call date	2018
Maturity Date	2023
Floating Rate Subordinated Notes (EUR 50m), Due 2019 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
5.14% Lower Tier 2 Notes (USD 1,094m), Due 2020 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 851	841
Maturity Date	2020
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,474	1,484
Maturity Date	2021
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 256	273
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 89	88
Maturity Date	2021
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,194	2,261
Maturity Date	2021
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,143	1,118
Maturity Date	2021
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
Maturity Date	2019
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,032	1,043
Maturity Date	2022
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 2,272	2,163
Maturity Date	2022
Subordinated Floating Rate Notes (EUR 50m), Due 2023 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45	44
Maturity Date	2023
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 351	366
Maturity Date	2026
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 107	97
Maturity Date	2027
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	62
Maturity Date	2032
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 61	£ 60
Maturity Date	2040